COMMITMENTS AND CONTINGENCIES Schedule of minimum future payments under operating leases for our continuing operations (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Minimum future payments under operating leases
2019	$ 7,557
2020	6,617
2021	4,986
2022	1,619
2023	674
Subsequent years	4
Total	$ 21,457